General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
Summary of detailed information about general and administrative expenses

	2022	2021	2020
(in €‘000)		(restated)[1]	(restated)[1]
Employee benefits expenses	65,089	105,025	23,549
Depreciation of property, plant and equipment	185	206	285
Depreciation of right-of-use assets	5,676	3,175	1,511
Amortization of intangible assets	577	97	333
IT costs	3,307	1,625	2,786
Housing and facility costs	490	337	496
Travelling costs	398	7	81
Legal, accounting and consulting fees	73,867	208,945	9,134
Insurance costs	7,164	397	240
Other costs	7,891	9,483	1,018
Share-based payment expenses - SPAC Transaction	158,714	—	—
Total	323,358	329,297	39,433